SHAREHOLDERS’ EQUITY/(DEFICIT)	9 Months Ended
Sep. 30, 2024
Disclosure of classes of share capital [abstract]
SHAREHOLDERS’ EQUITY/(DEFICIT)	SHAREHOLDERS’ EQUITY/(DEFICIT)
The authorized share capital of the Company is EUR 75,000,000 divided into 2,495,175,000 shares of a nominal or par value of EUR 0.0300580119630888 each. As of September 30, 2024 there were 505,559,667 ordinary shares outstanding, amounting to share capital of $16.9 million. As of December 31, 2023 there were 115,220,745 A shares and 352,193 B shares outstanding, amounting to share capital of $642.2 million.
Immediately prior to the completion of the IPO, the Company (i) redesignated and reclassified each of the issued and outstanding class A voting shares and each of the issued and outstanding class B non-voting shares into a single class of ordinary shares, each entitled to one vote per share (collectively, the “Reclassification”) and (ii) effected a 3.3269-for-1 share split of its ordinary shares (the “Share Split”). Following the Reclassification and the Share Split, but before giving effect to the IPO, the Company had 384,499,607 ordinary shares issued and outstanding. After giving effect to the IPO, the Company had 505,249,607 ordinary shares issued and outstanding.
In addition to the Reclassification and the Share Split, the Company equitized a portion of Loans from related parties (comprised of the Investment Loan and Facility A Loan) in the amount of $2.54 billion (the “Equitization”), which resulted in an increase of Capital reserve. The Equitization is accounted for as a capital contribution.
In connection with the IPO, the Company eliminated the line item Reserves and instead introduced the Share premium, Capital reserve, and Cash flow hedge reserve line items to be presented on the face of the consolidated statement of financial position. Certain amounts have been reclassified as of December 31, 2023 to conform to the current presentation. Share premium reflects the amount of IPO proceeds exceeding the par value. Capital reserve reflects the Equitization and suspension of interest relating to the Loans from related parties. Management believes that this presentation improves comparability to peers and investors’ understanding of the financial impact resulting from the IPO and the Equitization.